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John Hancock(R)
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JOHN HANCOCK FUNDS



                                                John Hancock International Funds
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                                             CLASS A, CLASS B AND CLASS C SHARES

                                                Greater China Opportunities Fund

                                                              International Fund

                                                International Classic Value Fund









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Prospectus
3.1.2006

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

    JOHN HANCOCK INTERNATIONAL FUNDS
    ----------------------------------------------------------------------------
    Greater China Opportunities Fund                                           4
    International Fund                                                         6

    International Classic Value Fund                                           8



    YOUR ACCOUNT
    ----------------------------------------------------------------------------
    Choosing a share class                                                    10
    How sales charges are calculated                                          10
    Sales charge reductions and waivers                                       11
    Opening an account                                                        12
    Buying shares                                                             13
    Selling shares                                                            14
    Transaction policies                                                      16
    Dividends and account policies                                            18
    Additional investor services                                              19


    FUND DETAILS
    ----------------------------------------------------------------------------
    Business structure                                                        20
    Management biographies                                                    22
    Financial highlights                                                      23


    FOR MORE INFORMATION                                              BACK COVER
    ----------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock International Funds

These funds seek long-term growth by investing primarily in common stocks of foreign companies. Each fund has its own strategy and risk profile.

Who may want to invest

These funds may be appropriate for investors who:

o are seeking to diversify a portfolio of domestic investments
o are seeking access to markets that can be less accessible to individual investors
o are seeking funds for the growth portion of an asset allocation portfolio
o are investing for goals that are many years in the future

International funds may NOT be appropriate if you:

o are investing with a shorter time horizon in mind
o are uncomfortable with an investment whose value may vary substantially
o want to limit your exposure to foreign securities

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock international funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2005, managed approximately $28 billion in assets.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC] Past performance The fund's total return, measured year-by-year and over time.

[GRAPHIC] Main risks The major risk factors associated with the fund.

[GRAPHIC] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Greater China Opportunities Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies located in China, Hong Kong or Taiwan ("Greater China"). These companies (1) have securities that are traded principally on stock exchanges in Greater China countries, (2) are organized under the laws of and conduct business in a Greater China country, or (3) derive more than half of their revenues from Greater China operations. Equity securities include common and preferred stocks and their equivalents.

The fund is non-diversified and may invest more than 5% of its assets in securities of individual companies.

In managing the portfolio, the managers combine top-down sector allocation with bottom-up stock selection. The management team continually assesses the macro environment to determine the attractiveness of different business segments. They then use fundamental financial analysis to identify leading companies of any size that the managers believe offer growth potential at a reasonable price.

The management team performs periodic quantitative analysis to monitor changes in valuation. Decisions to buy or sell a security may be based on factors including price-to-earnings ratio, price-to-book ratio, return on equity, price-to-earnings to growth ratio and cash flow, as well as changes to management structure and/or the macro environment.

The fund may invest up to 20% of its assets in securities of companies located outside of Greater China, with an emphasis on companies that are positioned to benefit from economic growth in Greater China.

The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year as of the date of this prospectus, there is no past performance to report.

[GRAPHIC] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. Because the fund focuses on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctua-tions in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets such as China, Hong Kong and Taiwan.

The fund's management strategy has a significant influence on fund performance. Greater China stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks. If certain investments or industries do not perform as expected, or if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of companies and industries represent a large portion of the Greater China market as a whole. Consequently, the fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

To the extent the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)      Class A         Class B         Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of              5.00%            none            none
purchase price
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or                    none(2)           5.00%           1.00%
sale price, whichever is less
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                Class A         Class B         Class C
--------------------------------------------------------------------------------
Management fee                             1.00%           1.00%           1.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees      0.30%           1.00%           1.00%
--------------------------------------------------------------------------------
Other expenses                             3.14%           3.14%           3.14%
--------------------------------------------------------------------------------
Total fund operating expenses              4.44%           5.14%           5.14%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 2-28-07)                   2.51%           2.51%           2.51%
--------------------------------------------------------------------------------
Net annual operating expenses              1.93%           2.63%           2.63%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distri- butions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
-------------------------------------------------------------------------------
Class A                                       $686    $1,561    $2,445    $4,699
--------------------------------------------------------------------------------
Class B with redemption                       $766    $1,617    $2,565    $4,837
--------------------------------------------------------------------------------
Class B without redemption                    $266    $1,317    $2,365    $4,837
--------------------------------------------------------------------------------
Class C with redemption                       $366    $1,317    $2,365    $4,972
--------------------------------------------------------------------------------
Class C without redemption                    $266    $1,317    $2,365    $4,972

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER
MFC Global Investment Management (U.S.A.), Limited
Responsible for day-to-day investment management
A subsidiary of Manulife Financial Corporation
Supervised by the Adviser

PORTFOLIO MANAGERS
Pauline Dan, CFA
Primarily responsible for fund management
Managed fund since it began in 2005

Seton Lor
Provides research and analysis on issuers in the Asia-Pacific region and portfolio management support
Managed fund since it began in 2005

See page 22 for the management biographies.

FUND CODES
Class A       Ticker               JCOAX
              CUSIP                409902624
              Newspaper            --
              SEC number           811-4630
              JH fund number       08

Class B       Ticker               JCOBX
              CUSIP                409902616
              Newspaper            --
              SEC number           811-4630
              JH fund number       108

Class C       Ticker               JCOCX
              CUSIP                409902590
              Newspaper            --
              SEC number           811-4630
              JH fund number       508

International Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies of any size. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o  above-average per share earnings growth
o  high return on invested capital
o  a healthy balance sheet
o  sound financial and accounting policies and overall financial strength
o  strong competitive advantages
o  effective research, product development and marketing

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security at the time of initial investment.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter:  Q4 '99,  25.37%
Worst quarter: Q3 '02, -20.00%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
MSCI All Country World Ex-U.S. Index, an unmanaged index of freely traded stocks of foreign companies. Total returns for this index are not available prior to December 29, 2000, therefore periods shown prior to this date do not reflect the compounding effect of dividends.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
------------------------------------------------------------------------------------------
  1996     1997     1998     1999      2000      2001      2002     2003     2004     2005
------------------------------------------------------------------------------------------
11.37%    -7.73%   17.67%   31.19%    -27.68%   -29.76%   -20.47%  31.29%   13.24%   22.00%

-------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
-------------------------------------------------------------------------------------------
                                                   1 year      5 year    10 year    Life of
                                                                                    Class C
-------------------------------------------------------------------------------------------
Class A before tax                                 15.87%      -0.77%      0.99%         --
-------------------------------------------------------------------------------------------
Class A after tax on distributions                 13.48%      -1.23%      0.65%         --
-------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale      11.50%      -0.81%      0.75%         --
-------------------------------------------------------------------------------------------
Class B before tax                                 16.25%      -0.78%      0.94%         --
-------------------------------------------------------------------------------------------
Class C before tax (began 6-1-98)                  20.25%      -0.45%        --       -0.80%
-------------------------------------------------------------------------------------------
MSCI All Country World Ex-U.S. Index               16.62%       6.27%      4.48%       3.93%

[GRAPHIC] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)      Class A         Class B         Class C
Maximum front-end sales charge (load)
on purchases as a % of purchase price       5.00%           none            none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                        none(2)           5.00%           1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                Class A         Class B         Class C
--------------------------------------------------------------------------------
Management fee                             0.90%           0.90%           0.90%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees      0.30%           1.00%           1.00%
--------------------------------------------------------------------------------
Other expenses                             0.92%           0.92%           0.92%
--------------------------------------------------------------------------------
Total fund operating expenses              2.12%           2.82%           2.82%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 2-28-07)                   0.01%           0.01%           0.01%
--------------------------------------------------------------------------------
Net annual operating expenses              2.11%           2.81%           2.81%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                  $  703     $1,130     $1,581     $2,828
--------------------------------------------------------------------------------
Class B with redemption                  $  784     $1,173     $1,688     $2,980
--------------------------------------------------------------------------------
Class B without redemption               $  284     $  873     $1,488     $2,980
--------------------------------------------------------------------------------
Class C with redemption                  $  384     $  873     $1,488     $3,147
--------------------------------------------------------------------------------
Class C without redemption               $  284     $  873     $1,488     $3,147

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER

Nicholas-Applegate Capital Management

Responsible for day-to-day investment management

Founded in 1984

Supervised by the adviser

PORTFOLIO MANAGERS

Horacio A. Valeiras
Joined fund team in 2003
Primarily responsible for fund management

Linda Ba
Joined fund team in 2003
Provides research and portfolio management support

See page 22 for the management biographies.

FUND CODES
Class A       Ticker               FINAX
              CUSIP                409906500
              Newspaper            IntlA
              SEC number           811-4630
              JH fund number       40

Class B       Ticker               FINBX
              CUSIP                409906609
              Newspaper            IntlB
              SEC number           811-4630
              JH fund number       140

Class C       Ticker               JINCX
              CUSIP                409906831
              Newspaper            --
              SEC number           811-4630
              JH fund number       540

International Classic Value Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks long term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the fund, the subadviser follows a classic "deep value" strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or "deep value" portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.

In choosing individual securities, the subadviser generally screens a universe of the 1500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investmentgrade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

[GRAPHIC] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)      Class A         Class B         Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load)
on purchases as a % of purchase price      5.00%            none            none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                         none(2)          5.00%           1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                Class A         Class B         Class C
--------------------------------------------------------------------------------
Management fee                             1.05%           1.05%           1.05%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees      0.30%           1.00%           1.00%
--------------------------------------------------------------------------------
Other expenses                             1.00%           1.00%           1.00%
--------------------------------------------------------------------------------
Total fund operating expenses              2.35%           3.05%           3.05%
--------------------------------------------------------------------------------
Contractual expense reimbursement
(at least until 4-30-07)                   0.64%           0.64%           0.64%
--------------------------------------------------------------------------------
Net annual operating expenses              1.71%           2.41%           2.41%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                           Year 1       Year 3       Year 5      Year 10
--------------------------------------------------------------------------------
Class A                              $665       $1,128       $1,628       $2,997
--------------------------------------------------------------------------------
Class B with redemption               744        1,171        1,735        3,148
--------------------------------------------------------------------------------
Class B without redemption            244          871        1,535        3,148
--------------------------------------------------------------------------------
Class C with redemption               344          871        1,535        3,312
--------------------------------------------------------------------------------
Class C without redemption            244          871        1,535        3,312

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER

Pzena Investment Management, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

PORTFOLIO MANAGERS

A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D. Peterson
Managed fund since inception

Managers share investment strategy and decisions.

See page 22 for management biographies.

FUND CODES
Class A       Ticker               --
              CUSIP                409902483
              Newspaper            --
              SEC number           811-1677
              JH fund number       19

Class B       Ticker               --
              CUSIP                409902475
              Newspaper            --
              SEC number           811-1677
              JH fund number       119

Class C       Ticker               --
              CUSIP                409902467
              Newspaper            --
              SEC number           811-1677
              JH fund number       519

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o  A front-end sales charge, as described at right.

o  Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o  A deferred sales charge, as described on the following page.

n Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers below).

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds, LLC, the funds' principal distributor, may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information (SAI).

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                               As a % of          As a % of your
Your investment                           offering price*             investment
--------------------------------------------------------------------------------
Up to $49,999                                       5.00%                  5.26%
--------------------------------------------------------------------------------
$50,000 - $99,999                                   4.50%                  4.71%
--------------------------------------------------------------------------------
$100,000 - $249,999                                 3.50%                  3.63%
--------------------------------------------------------------------------------
$250,000 - $499,999                                 2.50%                  2.56%
--------------------------------------------------------------------------------
$500,000 - $999,999                                 2.00%                  2.04%
--------------------------------------------------------------------------------
$1,000,000 and over                             See below

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's SAI. You may request a SAI from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge.There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------
                                                                  CDSC on shares
Your investment                                                       being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                                                     1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                                                   0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


10 YOUR ACCOUNT

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                                  CDSC on shares
Years after purchase                                                  being sold
--------------------------------------------------------------------------------
1st year                                                                   5.00%
--------------------------------------------------------------------------------
2nd year                                                                   4.00%
--------------------------------------------------------------------------------
3rd or 4th year                                                            3.00%
--------------------------------------------------------------------------------
5th year                                                                   2.00%
--------------------------------------------------------------------------------
6th year                                                                   1.00%
--------------------------------------------------------------------------------
After 6th year                                                              none
--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                                        CDSC
--------------------------------------------------------------------------------
1st year                                                                   1.00%
--------------------------------------------------------------------------------
After 1st year                                                              none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulation and Combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

o  redemptions pursuant to a fund's right to liquidate an account less than
   $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o  to make certain distributions from a retirement plan

o  because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


                                                                YOUR ACCOUNT  11

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is noti- fied before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

o  non-retirement account: $1,000
o  retirement account: $500
o  group investments: $250
o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

6 Important information about opening a new account To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

   For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

   For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.


12 YOUR ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
Buying shares
------------------------------------------------------------------------------------------------------------------------------------
              Opening an account                                                Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]     o   Make out a check for the investment amount,                   o   Make out a check for the investment amount,
                  payable to "John Hancock Signature Services,                      payable to "John Hancock Signature Services,
                  Inc."                                                             Inc."

              o   Deliver the check and your completed                          o   Fill out the detachable investment slip from
                  application to your financial representative,                     an account statement. If no slip is available,
                  or mail them to Signature Services (address                       include a note specifying the fund name, your
                  below).                                                           share class, your account number and the
                                                                                    name(s) in which the account is registered.

                                                                                o   Deliver the check and your investment slip or
                                                                                    note to your financial representative, or mail
                                                                                    them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]     o   Call your financial representative or                         o   Log on to www.jhfunds.com to process exchanges
                  Signature Services to request an exchange.                        between funds.

                                                                                o   Call EASI-Line for automated service 24 hours
                                                                                    a day using your touch-tone phone at
                                                                                    1-800-338-8080.

                                                                                o   Call your financial representative or
                                                                                    Signature Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]     o   Deliver your completed application to your                    o   Obtain wiring instructions by calling
                  financial representative, or mail it to                           Signature Services at 1-800-225-5291.
                  Signature Services.
                                                                                o   Instruct your bank to wire the amount of your
              o   Obtain your account number by calling your                        investment.
                  financial representative or Signature
                  Services.                                                     Specify the fund name, your choice of share class,
                                                                                the new account number and the name(s) in which
              o   Obtain wiring instructions by calling                         the account is registered. Your bank may charge a
                  Signature Services at 1-800-225-5291.                         fee to wire funds.

              Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]     See "By exchange" and "By wire."                                  o   Verify that your bank or credit union is a
                                                                                    member of the Automated Clearing House (ACH)
                                                                                    system.

                                                                                o   Complete the "Bank Information" section on
                                                                                    your account application.

                                                                                o   Log on to www.jhfunds.com to initiate
                                                                                    purchases using your authorized bank account.


------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]     See "By exchange" and "By wire."                                  o   Verify that your bank or credit union is a
                                                                                    member of the Automated Clearing House (ACH)
                                                                                    system.

                                                                                o   Complete the "Bank Information" section on
                                                                                    your account application.

                                                                                o   Call EASI-Line for automated service 24 hours
                                                                                    a day using your touch-tone phone at
                                                                                    1-800-338-8080.

                                                                                o   Call your financial representative or call
                                                                                    Signature Services between 8 A.M. and 7 P.M.
                                                                                    Eastern Time on most business days.

                                                                                To open or add to an account using the Monthly
                                                                                Automatic Accumulation Program, see "Additional
                                                                                investor services."

-------------------------------------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
-------------------------------------------------------------------------


                                                                 YOUR ACCOUNT 13

------------------------------------------------------------------------------------------------------------------------------------
Selling shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]     o   Accounts of any type.                                         o   Write a letter of instruction or complete a
                                                                                    stock power indicating the fund name, your
              o   Sales of any amount.                                              share class, your account number, the name(s)
                                                                                    in which the account is registered and the
                                                                                    dollar value or number of shares you wish to
                                                                                    sell.

                                                                                o   Include all signatures and any additional
                                                                                    documents that may be required (see next
                                                                                    page).

                                                                                o   Mail the materials to Signature Services.

                                                                                o   A check will be mailed to the name(s) and
                                                                                    address in which the account is registered, or
                                                                                    otherwise according to your letter of
                                                                                    instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]     o   Most accounts.                                                o   Log on to www.jhfunds.com to initiate
                                                                                    redemptions from your funds.
              o   Sales of up to $100,000.


------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]     o   Most accounts.                                                o   Call EASI-Line for automated service 24 hours
                                                                                    a day using your touch-tone phone at
              o   Sales of up to $100,000.                                          1-800-338-8080.

                                                                                o   Call your financial representative or call
                                                                                    Signature Services between 8 A.M. and 7 P.M.
                                                                                    Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]     o   Requests by letter to sell any amount.                        o   To verify that the Internet or telephone
                                                                                    redemption privilege is in place on an
              o   Requests by Internet or phone to sell up to                       account, or to request the form to add it to
                  $100,000.                                                         an existing account, call Signature Services.

                                                                                o   Amounts of $1,000 or more will be wired on the
                                                                                    next business day. A $4 fee will be deducted
                                                                                    from your account.

                                                                                o   Amounts of less than $1,000 may be sent by EFT
                                                                                    or by check. Funds from EFT transactions are
                                                                                    generally available by the second business
                                                                                    day. Your bank may charge a fee for this
                                                                                    service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]     o   Accounts of any type.                                         o   Obtain a current prospectus for the fund into
                                                                                    which you are exchanging by Internet or by
              o   Sales of any amount.                                              calling your financial representative or
                                                                                    Signature Services.

                                                                                o   Log on to www.jhfunds.com to process exchanges
                                                                                    between your funds.

                                                                                o   Call EASI-Line for automated service 24 hours
                                                                                    a day using your touch-tone phone at
                                                                                    1-800-338-8080.

                                                                                o   Call your financial representative or
                                                                                    Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


14 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o   your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                          Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts                               o   Letter of instruction.
(custodial accounts for minors).
                                                                                o   On the letter, the signatures of all persons
                                                                                    authorized to sign for the account, exactly as
                                                                                    the account is registered.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general                               o   Letter of instruction.
partner or association accounts.
                                                                                o   Corporate business/organization resolution,
                                                                                    certified within the past 12 months, or a John
                                                                                    Hancock Funds business/organization
                                                                                    certification form.

                                                                                o   On the letter and the resolution, the
                                                                                    signature of the person(s) authorized to sign
                                                                                    for the account.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                                           o   Letter of instruction.

                                                                                o   On the letter, the signature(s) of the
                                                                                    trustee(s).

                                                                                o   Copy of the trust document certified within
                                                                                    the past 12 months or a John Hancock Funds
                                                                                    trust certification form.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of                                       o   Letter of instruction signed by surviving
survivorship with a deceased co-tenant(s).                                          tenant.

                                                                                o   Copy of death certificate.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

                                                                                o   Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                               o   Letter of instruction signed by executor.

                                                                                o   Copy of order appointing executor, certified
                                                                                    within the past 12 months.

                                                                                o   Medallion signature guarantee if applicable
                                                                                    (see above).

                                                                                o   Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other                               o   Call 1-800-225-5291 for instructions.
sellers or account types not listed above.

--------------------------------------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------------------


                                                                YOUR ACCOUNT  15

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information (SAI).

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


16 YOUR ACCOUNT

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


                                                                YOUR ACCOUNT  17

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o   after any changes of name or address of the registered owner(s)

o in all other circumstances, every quarter Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.


18 YOUR ACCOUNT

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o   Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o   Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.


                                                                YOUR ACCOUNT  19

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock international funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Greater China Opportunities, International and International Classic Value Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Greater China Opportunities Fund have the power to change the fund's policy of investing at least 80% of its assets in companies located in the Greater China region without shareholder approval. Greater China Opportunities Fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees paid to the investment adviser by the John Hancock international funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                         % of net assets
--------------------------------------------------------------------------------
Greater China Opportunities                                           0.00%*
--------------------------------------------------------------------------------
International                                                         0.89*

*After expense reimbursement.


International Classic Value Fund has not commenced operations as of the date of this prospectus. International Classic Value Fund will pay the investment adviser a management fee at an annual rate of 1.05% of the fund's average daily net assets. With respect to Greater China Opportunities Fund and International Fund, a discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual report to shareholders dated October 31, 2005.


                                                ------------
                                                Shareholders---------------------------
                                                ------------                           |
                                                     |                                 |
                                                     |                                 |
 |                               -----------------------------------------------       |
 |                                        Financial services firms and                 |
 |                                           their representatives                     |
 |   Distribution and     |------       Advise current and prospective          -------|
 | shareholder services   |      shareholders on their fund investments, often         |
 |                        |        in the context of an overall financial plan.        |
 |                        |      -----------------------------------------------       |
 |                        |                                                            |
 |                        |                                                            |
 |       --------------------------------------------   --------------------------------------------------
 |                   Principal distributor                               Transfer agent
 |
 |                  John Hancock Funds, LLC                   John Hancock Signature Services, Inc.
 |
 |          Markets the fund and distributes shares         Handles shareholder services, including
 |        through selling brokers, financial planners    recordkeeping and statements, distribution of
 |           and other financial representatives.       dividends and processing of buy and sell requests.
 |       --------------------------------------------   --------------------------------------------------
                             |                                                  |
                             |                                                  |
                             ----------------------------------------------------
                                                                       |
--------------------------------      -------------------------------  |   -------------------------------------
          Subadvisers                       Investment adviser         |               Custodian                                 |
                                                                       |                                                         |
  MFC Global (U.S.A.) Limited            John Hancock Advisers, LLC    |           The Bank of New York                 Asset    |
     200 Bloor Street East      -----       601 Congress Street        |              One Wall Street                 management |
   Toronto, Ontario, Canada                Boston, MA 02210-2805       |            New York, NY 10286                           |
           M4W IE5                                                     |                                                         |
                                      Manages the fund's business and  |   Holds the funds' assets, settles all                  |
       Nicholas-Applegate                  investment activities.      |   portfolio trades and collects most of                 |
       Capital Management             -------------------------------  |       the valuation data required for                   |
       600 West Broadway                            |                  |         calculating the fund's NAV.                     |
      San Diego, CA 92101                           |                  |   -------------------------------------                 |
                                                    |                  |               |
Pzena Investment Management, LLC                    -----------------------------------
      120 West 45th Street                                             |
       New York, NY 10036                                 ------------------------------
                                                                    Trustees
Provide portfolio management to                           Oversee the funds' activities.
         certain funds.                                   ------------------------------
--------------------------------


20 FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE


Subadvisers Pzena Investment Management, LLC (PIM) subadvises International Classic Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2005, had total assets under management of approximately $16.8 billion.


MFC Global Investment (U.S.A.) Limited ("MFC Global") sub-advises Greater China Opportunities Fund. MFC Global is a corporation subject to the laws of Canada and is an indirect wholly owned subsidiary of Manulife Financial Corporation, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and MFC Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. As of December 31, 2005, MFC Global had total assets under management of approximately $8.72 billion.

Nicholas-Applegate Capital Management ("Nicholas-Applegate") subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiay of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of December 31, 2005, Nicholas-Applegate had total assets under management of approximately $15.6 billion.


Pzena International Value Composite performance information The following table presents the past performance of the Pzena International Value Composite (the "Composite"), which consists of an account managed by Pzena Investment Management LLC ("Pzena"), which serves as the subadviser to John Hancock International Classic Value Fund (the "Fund"). The Composite is comprised of all fee paying accounts under discretionary management by Pzena that have investment objectives, policies and strategies substantially similar to those of the Fund. Pzena has prepared and presented the historical performance shown for the Composite in compliance with the Performance Presentation Standards of the CFA Institute (formerly the Association for Investment Management and Research). The CFA Institute has not been involved in the preparation or review of this report. The CFA Institute method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Pzena in managing international portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund's estimated expenses in the Composite would have lowered the Composite's performance results.

The historical performance of the Pzena International composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund's future results. You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund's risks. The Fund has not commence investment operations as of the date of this Prospectus. The Fund's actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not adversely impact the Fund's performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund's fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.

Total returns (gross of fees):
Best quarter:  Q4 '04, 14.07%
Worst quarter: Q2 '05, -1.71%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------
                       2004             2005
Gross of fees          23.70%           16.92%
Net of fees            22.38%           15.79%


--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                                           Since
                                                1 year                inception*
--------------------------------------------------------------------------------
PIV Composite -- Gross of fees                  16.92%                    20.25%
--------------------------------------------------------------------------------
PIV Composite -- Net of fees                    15.79%                    19.05%
--------------------------------------------------------------------------------
MSCI EAFE(R) Index                              13.54%                    16.84%
--------------------------------------------------------------------------------

*The Composite's inception date was January 1, 2004.

Index
MSCI EAFE(R) Index -- an unmanaged index of freely traded stocks of foreign companies.



                                                                FUND DETAILS  21

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock international funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Linda Ba
--------------------------------------------------------------------------------
Joined Nicholas-Applegate Capital Management in 2003
Associate portfolio manager, Artisan Partners (2001-2003)


Pauline Dan, CFA
-------------------------------------------------------------------------------
Senior portfolio manager, Asia Pacific Equities, MFC Global Investment
  Management (U.S.A.), Limited
Joined subadviser in 2004
Director and portfolio manager,  I.G. Investment Management (Hong Kong) Limited
  (2000-2004)
Began business career in 1991


John P. Goetz
--------------------------------------------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005),
  Pzena Investment Management, LLC
Director of Research, Pzena Investment Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

A. Rama Krishna, CFA
--------------------------------------------------------------------------------
Managing principal and portfolio manager, Pzena Investment Management, LLC Joined subadviser in 2003
Chief investment officer and other positions, Citigroup Asset Management
  (1998-2003)
Began business career in 1987


Seton Lor
--------------------------------------------------------------------------------
Senior portfolio manager, Asia Pacific Equities, MFC Global Investment
  Management (U.S.A.), Limited
Joined subadviser in 2000
Began business career in 1988


Michael D. Peterson
--------------------------------------------------------------------------------
Principal and portfolio manager (since 1998), director of research (since 2005),
  Pzena Investment Management, LLC
Joined subadviser in 1998
Began business career in 1992


Horacio A. Valeiras
--------------------------------------------------------------------------------
Managing director and chief investment officer, Nicholas-Applegate Capital
  Management
Joined subadviser in 2002
Managing director, Morgan Stanley Investment Management (1996-2002)


22 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Greater China Opportunities Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                             10-31-05(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                     $ 10.00
--------------------------------------------------------------------------------
Net investment income(2)                                                    0.03
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.21
--------------------------------------------------------------------------------
Total from investment operations                                            0.24
--------------------------------------------------------------------------------
Net asset value, end of period                                           $ 10.24
--------------------------------------------------------------------------------
Total return(3,4) (%)                                                       2.40(5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $    12
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                 1.93(6)
--------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7)(%)                      4.44(6)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                    0.68(6)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                        28

CLASS B SHARES PERIOD ENDED                                             10-31-05(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                     $ 10.00
--------------------------------------------------------------------------------
Net investment income(2)                                                    0.02
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.19
--------------------------------------------------------------------------------
Total from investment operations                                            0.21
--------------------------------------------------------------------------------
Net asset value, end of period                                           $ 10.21
--------------------------------------------------------------------------------
Total return(3,4) (%)                                                       2.10(5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $     1
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                 2.63(6)
--------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7)(%)                      5.14(6)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                    0.43(6)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                        28
--------------------------------------------------------------------------------

CLASS C SHARES PERIOD ENDED                                             10-31-05(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                     $ 10.00
--------------------------------------------------------------------------------
Net investment income(2)                                                    0.03
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.18
--------------------------------------------------------------------------------
Total from investment operations                                            0.21
--------------------------------------------------------------------------------
Net asset value, end of period                                           $ 10.21
--------------------------------------------------------------------------------
Total return(3,4)(%)                                                        2.10(5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $     1
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                 2.62(6)
--------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7)(%)                      5.13(6)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                    0.61(6)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                        28
--------------------------------------------------------------------------------

(1) Beginning of operations from 6-9-05 through 10-31-05.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the period shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the period shown.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above: Without the expense reductions, returns for the period ended October 31, 2005 would have been 1.40% for Class A, 1.10% for Class B and 1.10% for Class C.


                                                                FUND DETAILS  23

International Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                10-31-01     10-31-02      10-31-03      10-31-04     10-31-05
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   9.45     $   6.18      $   5.10      $   6.21     $   6.78
---------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                        (0.05)       (0.04)        (0.04)        (0.02)       (0.02)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments        (3.22)       (1.04)         1.15          0.59         1.30
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (3.27)       (1.08)         1.11          0.57         1.28
---------------------------------------------------------------------------------------------------------------------------
Less distributions From net realized gain                        --           --            --            --        (0.12)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   6.18     $   5.10      $   6.21      $   6.78     $   7.94
---------------------------------------------------------------------------------------------------------------------------
Total return(2,3)(%)                                         (34.60)      (17.48)        21.76          9.18        19.14
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $      8     $      6      $     62      $     64     $     73
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                    2.23         2.38          2.45          2.04         2.08
---------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(4)(%)         3.83         4.43          3.00          2.07         2.12
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)        (0.65)       (0.68)        (0.63)        (0.27)       (0.24)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          278          228(5)        216(5)        201          176

CLASS B SHARES PERIOD ENDED                                10-31-01     10-31-02      10-31-03      10-31-04     10-31-05
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   9.04     $   5.86      $   4.81      $   5.81     $   6.30
---------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                        (0.10)       (0.08)        (0.07)        (0.06)       (0.07)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments        (3.08)       (0.97)         1.07          0.55         1.20
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (3.18)       (1.05)         1.00          0.49         1.13
---------------------------------------------------------------------------------------------------------------------------
Less distributions From net realized gain                        --           --            --            --        (0.12)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   5.86     $   4.81      $   5.81      $   6.30     $   7.31
---------------------------------------------------------------------------------------------------------------------------
Total return(2,3)(%)                                         (35.18)      (17.92)        20.79          8.43        18.20
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $      6     $      5      $     30      $     26     $     24
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                    2.93         3.08          3.15          2.74         2.78
---------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(4)(%)         4.53         5.13          3.70          2.77         2.82
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)        (1.34)       (1.38)        (1.28)        (0.98)       (0.97)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          278          228(5)        216(5)        201          176

CLASS C SHARES PERIOD ENDED                                10-31-01     10-31-02      10-31-03      10-31-04     10-31-05
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   9.05     $   5.87      $   4.81      $   5.81     $   6.30
---------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                        (0.10)       (0.08)        (0.06)        (0.06)       (0.07)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments        (3.08)       (0.98)         1.06          0.55         1.21
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (3.18)       (1.06)         1.00          0.49         1.14
---------------------------------------------------------------------------------------------------------------------------
Less distributions From net realized gain                        --           --            --            --        (0.12)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   5.87     $   4.81      $   5.81      $   6.30     $   7.32
---------------------------------------------------------------------------------------------------------------------------
Total return(2,3)(%)                                         (35.14)      (18.06)        20.79          8.43        18.36
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $      1     $      1      $      3      $      4     $      4
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                    2.93         3.08          3.15          2.73         2.78
---------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(4)(%)         4.53         5.13          3.70          2.76         2.82
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)        (1.35)       (1.38)        (1.11)        (0.96)       (1.00)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          278          228(5)        216(5)        201          176
---------------------------------------------------------------------------------------------------------------------------

(1) Based on the average of the shares outstanding.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(4) Does not take into consideration expense reductions during the periods shown.
(5) Excludes merger activity.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above: Without the expense reductions, returns for the year ended October 31, 2001, 2002, 2003, 2004 and 2005 would have been (36.20%),
(19.53%), 21.21%, 9.15% and 19.10% for Class A (36.78%), (19.97%), 20.24%, 8.40%
and 18.16% for Class B and (36.74%), (20.11%), 20.24%, 8.40% and 18.32% for
Class C, respectively.


24 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock international funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC   INTPN 3/06
--------------------------------------------------------------------------------

[LOGO] John Hancocks (R)


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street Boston, MA 02210-2805

www.jhfunds.com


-----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
-----------------------------------

[LOGO] John Hancock(R)
       ------------------
       JOHN HANCOCK FUNDS


                                                John Hancock International Funds

                                                           INSTITUTIONAL CLASS I
                                                Greater China Opportunities Fund
                                                              International Fund

                                                International Classic Value Fund


Prospectus
3.1.2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


Contents
-------------------------------------------------------------------------------
             JOHN HANCOCK INTERNATIONAL FUNDS -- INSTITUTIONAL CLASS I
             ------------------------------------------------------------------
             Greater China Opportunities Fund            4
             International Fund                          6

             International Classic Value Fund            8


             YOUR ACCOUNT
             ------------------------------------------------------------------
             Who can buy shares                          10
             Opening an account                          10
             Buying shares                               11
             Selling shares                              12
             Transaction policies                        14
             Dividends and account policies              16
             Additional investor services                16

             FUND DETAILS
             ------------------------------------------------------------------
             Business structure                          17
             Management biographies                      19
             Financial highlights                        20

             FOR MORE INFORMATION                        BACK COVER
             ------------------------------------------------------------------

Overview
-------------------------------------------------------------------------------

John Hancock International Funds -- Institutional Class I
These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm
All John Hancock international funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2005, managed approximately $28 billion in assets.

FUND INFORMATION KEY
-------------------------------------------------------------------------------
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]
Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]
Past performance
The fund's total return, measured year-by-year and over time.

[GRAPHIC]
Main risks
The major risk factors associated with the fund.

[GRAPHIC]
Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Greater China Opportunities Fund

[GRAPHIC}
GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies located in China, Hong Kong or Taiwan ("Greater China"). These companies (1) have securities that are traded principally on stock exchanges in Greater China countries, (2) are organized under the laws of and conduct business in a Greater China country, or (3) derive more than half of their revenues from Greater China operations. Equity securities include common and preferred stocks and their equivalents.

The fund is non-diversified and may invest more than 5% of its assets in securities of individual companies.

In managing the portfolio, the managers combine top-down sector allocation with bottom-up stock selection. The management team continually assesses the macro environment to determine the attractiveness of different business segments. They then use fundamental financial analysis to identify leading companies of any size that the managers believe offer growth potential at a reasonable price.

The management team performs periodic quantitative analysis to monitor changes in valuation. Decisions to buy or sell a security may be based on factors including price-to-earnings ratio, price-to-book ratio, return on equity, price-to-earnings to growth ratio and cash flow, as well as changes to management structure and/or the macro environment.

The fund may invest up to 20% of its assets in securities of companies located outside of Greater China, with an emphasis on companies that are positioned to benefit from economic growth in Greater China.

The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC] PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year as of the date of this prospectus, there is no past performance to report.

[GRAPHIC]
MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. Because the fund focuses on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctua-tions in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets such as China, Hong Kong and Taiwan.

The fund's management strategy has a significant influence on fund performance. Greater China stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks. If certain investments or industries do not perform as expected, or if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of companies and industries represent a large portion of the Greater China market as a whole. Consequently, the fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

To the extent the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Certain derivatives could produce disproportionate losses.

[GRAPHIC]
YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


-------------------------------------------------------------------------------
Annual operating expenses
-------------------------------------------------------------------------------
Management fee                                                       1.00%
-------------------------------------------------------------------------------
Other expenses                                                       2.96%
-------------------------------------------------------------------------------
Total fund operating expenses                                        3.96%
-------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-28-07)           2.51%
-------------------------------------------------------------------------------
Net annual operating expenses                                        1.45%
-------------------------------------------------------------------------------


The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------------
Expenses           Year 1      Year 3       Year 5          Year 10
-------------------------------------------------------------------------------
Class I            $148          $976       $1,822           $4,015

-------------------------------------------------------------------------------
SUBADVISER

MFC Global Investment Management (U.S.A.), Limited

Responsible for day-to-day investment management

A subsidiary of Manulife Financial Corporation

Supervised by the Adviser

PORTFOLIO MANAGERS

Pauline Dan, CFA

Primarily responsible for fund management
Managed fund since it began in 2005

Seton Lor
Provides research and analysis on issuers in the Asia-Pacific region and portfolio management support

Managed fund since it began in 2005

See page 19 for the management biographies.

FUND CODES
Class I      Ticker           --
             CUSIP            409902582
             Newspaper        --
             SEC number       811-4630
             JH fund number   408

International Fund

[GRAPHIC]
GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies of any size. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a bottom-up analysis on the finan-cial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o  above-average per share earnings growth
o  high return on invested capital
o  a healthy balance sheet
o  sound financial and accounting policies and overall financial strength
o  strong competitive advantages
o  effective research, product development and marketing

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security at the time of initial investment.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 17.76%
Worst quarter: Q1 '03, -6.71%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
MSCI All Country World Ex-U.S. Index, an unmanaged index of freely traded stocks of foreign companies.

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED DOCUMENT.]

--------------------------------------------------------------------------------
Class I calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
2003     32.94%
2004     14.21%
2005     22.92%

------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
------------------------------------------------------------------------------
                                                                       Life of
                                                              1 year   Class I
------------------------------------------------------------------------------
Class I before tax (began 3-1-02)                             22.92%    11.75%
------------------------------------------------------------------------------
Class I after tax on distributions                            20.45%    11.08%
------------------------------------------------------------------------------
Class I after tax on distributions, with sale                 16.11%     9.93%
------------------------------------------------------------------------------
MSCI All Country World Ex-U.S. Index                          16.62%    15.39%
------------------------------------------------------------------------------

[GRAPHIC]
MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o  Certain derivatives could produce disproportionate losses.

[GRAPHIC]
YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

-----------------------------------------------------------------------------
Annual operating expenses
-----------------------------------------------------------------------------
Management fee                                                         0.90%
-----------------------------------------------------------------------------
Other expenses                                                         0.43%
-----------------------------------------------------------------------------
Total fund operating expenses                                          1.33%
-----------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-28-07)             0.01%
-----------------------------------------------------------------------------
Net annual operating expenses                                          1.32%
-----------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------------
Expenses                      Year 1   Year 3      Year 5     Year 10
-----------------------------------------------------------------------------
Class I                       $134     $420       $728       $1,601

-----------------------------------------------------------------------------
SUBADVISER
Nicholas-Applegate Capital Management

Responsible for day-to-day investment management

Founded in 1984

Supervised by the adviser

PORTFOLIO MANAGERS
Horacio A. Valeiras
Joined fund team in 2003
Primarily responsible for fund management

Linda Ba
Joined fund team in 2003
Provides research and portfolio management support

See page 19 for the management biographies.

FUND CODES
Class I      Ticker           JINIX
             CUSIP            409906732
             Newspaper        --
             SEC number       811-4630
             JH fund number   440

International Classic Value Fund

[GRAPHIC]
GOAL AND STRATEGY
The fund seeks long term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the fund, the subadviser follows a classic "deep value" strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or "deep value" portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.

In choosing individual securities, the sub-adviser generally screens a universe of the 1500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the sub-adviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the subadviser considers the value of an entire business relative to its price. The subad-viser approaches sell decisions from the same disciplined framework. The subad-viser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]
PAST PERFORMANCE
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

[GRAPHIC]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a sig-nificant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o  Certain derivatives could produce disproportionate losses.

[GRAPHIC]
YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-----------------------------------------------------------------------------
Annual operating expenses
-----------------------------------------------------------------------------
Management fee                                                  1.05%
-----------------------------------------------------------------------------
Other expenses                                                  0.60%
-----------------------------------------------------------------------------
Total fund operating expenses                                   1.65%
-----------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)      0.49%
-----------------------------------------------------------------------------
Net annual operating expenses                                   1.16%
-----------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------------
Expenses                  Year 1       Year 3     Year 5         Year 10
-----------------------------------------------------------------------------
Class I                    $118         $464       $843          $1,906
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day investment
management

Founded in 1995

Supervised by the adviser

PORTFOLIO MANAGERS

A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D. Peterson
Managed fund since inception

Managers share investment strategy and decisions.

See page 19 for management biographies.

FUND CODES
Class I    Ticker              --
           CUSIP               409902459
           Newspaper           --
           SEC number          811-1677
           JH fund number      419

Your account
--------------------------------------------------------------------------------

WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

o  Retirement and other benefit plans and their participants
o  Rollover assets for participants whose plans are invested in the fund
o  Endowment funds and foundations
o Any state, county or city, or its instrumentality, department, authority or agency
o Account registered to insurance companies, trust companies and bank trust departments
o  Investment companies not affiliated with the adviser
o Investors who participate in fee-based, wrap and other investment platform programs
o  Any entity that is considered a corporation for tax purposes
o Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000.There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5  Make your initial investment using the table on the next page.

6  Important information about opening a new account
   To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
   Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

   For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

   For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number.
   You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

John Hancock Funds, LLC , the funds' principal distributor, may pay significant compensation out of its own resources to your financial representative. These payments are described in the Statement of Additional Information (SAI).

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

10  YOUR ACCOUNT

-----------------------------------------------------------------------------------------------------------------------------------
Buying shares
-----------------------------------------------------------------------------------------------------------------------------------
         Opening an account                                                     Adding to an account
-----------------------------------------------------------------------------------------------------------------------------------
By check
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
         o   Make out a check for the investment amount,                        o  Make out a check for the investment amount,
             payable to "John Hancock Signature Services, Inc."                    payable to "John Hancock Signature
                                                                                   Services, Inc."

         o   Deliver the check and your completed                               o  If your account statement has a detachable
             application to your financial representative,                         investment slip, please complete in its
             or mail them to Signature Services (address                           entirety. If no slip is available, include a
             below).                                                               note specifying the fund name(s), your share
                                                                                   class, your account number and the name(s) in
                                                                                   which the account is registered.

                                                                                o  Deliver the check and your investment slip or
                                                                                   note to your financial representative, or mail
                                                                                   them to Signature Services (address below).
-----------------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
         o   Call your financial representative or Signature                    o  Call your financial representative or Signature
             Services to request an exchange.                                      Services to request an exchange.

         o   You may only exchange Class I shares or Money                      o  You may only exchange Class I shares or Money
             Market Fund Class A shares.                                           Market Fund Class A shares.
-----------------------------------------------------------------------------------------------------------------------------------
By wire
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]

         o   Deliver your completed application to your                         o  Obtain wiring instructions by calling Signature
             financial representative, or mail it to Signature                     Services at 1-888-972-8696.
             Services

         o   Obtain your account number by calling your                         o  Instruct your bank to wire the amount of your
             financial representative or Signature Services.                       investment.

         o   Obtain wiring instructions by calling Signature Services           Specify the fund name, your share class, your
             at 1-888-972-8696.                                                 account number and the name(s) in which the
                                                                                account is registered. Your bank may charge a
         o   Instruct your bank to wire the amount of your                      fee to wire funds.
             investment

         Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

-----------------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPIC]
         See "By exchange" and "By wire."                                       o  Verify that your bank or credit union is a
                                                                                   member of the Automated Clearing House
                                                                                   (ACH) system.

                                                                                o  Complete the "To Purchase, Exchange or Redeem
                                                                                   Shares via Telephone" and "Bank Information"
                                                                                   section on your account application.

                                                                                o  Call Signature Services between 8:30 A.M. and
                                                                                   5:00 P.M. Eastern Time on most business days to
                                                                                   verify that these features are in place on your
                                                                                   account.

                                                                                o  Call your financial representative or Signature
                                                                                   Services with the fund name(s), your share
                                                                                   class, your account number, the name(s) in
                                                                                   which the account is registered and the amount
                                                                                   of your investment.

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-800-972-8696

Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT 11


-----------------------------------------------------------------------------------------------------------------------------------
Selling shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                To sell some or all of your shares
-----------------------------------------------------------------------------------------------------------------------------------
By letter
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
         o   Sales of any amount.                                               o  Write a letter of instruction indicating the fund
                                                                                   name, your account number, your share class, the
                                                                                   name(s) in which the account is registered and
                                                                                   the dollar value or number of shares you wish to
                                                                                   sell.

                                                                                o  Include all signatures and any additional
                                                                                   documents that may be required (see next
                                                                                   page).

                                                                                o  Mail the materials to Signature Services.

                                                                                o  A check or wire will be sent according to your
                                                                                   letter of instruction.

                                                                                o  Certain requests will require a Medallion
                                                                                   signature guarantee. Please refer to "Selling
                                                                                   shares in writing" on the next page.
-----------------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] Amounts up to $100,000:                                               o  Redemption proceeds of up to $100,000 may be
                                                                                   sent by wire or check. A check will be mailed
         o   Most accounts.                                                        to the exact name(s) and address on the
                                                                                   account.

                                                                                o  To place your request with a representative at
                                                                                   John Hancock Funds, call Signature Services
                                                                                   between 8:30 A.M. and 5:00 P.M. Eastern
                                                                                   Time on most business days, or your financial
                                                                                   representative.
         Amounts up to $5 million:

         o   Available to the following types of accounts:                      o  Redemption proceeds exceeding $100,000 must be
             custodial accounts held by banks, trust                               wired to your designated bank account.
             companies or broker-dealers; endowments and
             foundations; corporate accounts; group                             o  Redemption proceeds exceeding $100,000 and sent
             retirement plans; and pension accounts                                by check will require a letter of instruction
             (excluding IRAs, 403(b) plans and all John                            with a Medallion signature guarantee. Please
             Hancock custodial retirement accounts).                               refer to "Selling shares in writing" on the
                                                                                   next page.

-----------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]

         o   Requests by letter to sell any amount.                             o  To verify that the telephone redemption
                                                                                   privilege is in place on an account, or to
         o   Qualified requests by phone to sell up to $5                          request the forms to add it to an existing
             million (accounts with telephone redemption                           account, call Signature Services.
             privileges).
                                                                                o  Amounts of $5 million or more will
                                                                                   be wired on the next business day.

                                                                                o  Amounts up to $100,000 may be sent
                                                                                   by EFT or by check. Funds from EFT
                                                                                   transactions are generally available
                                                                                   by the second business day. Your
                                                                                   bank may charge a fee for this
                                                                                   service.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]
         o   Sales of any amount.                                               o  Obtain a current prospectus for the
                                                                                   fund into which you are exchanging
                                                                                   by calling your financial
                                                                                   representative or Signature
                                                                                   Services.

                                                                                o  You may only exchange Class I shares
                                                                                   or Money Market Class A shares.

                                                                                o  Call your financial representative
                                                                                   or Signature Services to request an
                                                                                   exchange.


12 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days.

o you are selling more than $100,000 worth of shares and are requesting payment by check.

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------
Seller                                                       Requirements for written requests [GRAPHIC]
------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts            o  Letter of instruction.
(custodial accounts for minors).                             o  On the letter, the signatures of all persons
                                                                authorized to sign for the account, exactly as the
                                                                account is registered.
                                                             o  Medallion signature guarantee if applicable (see
                                                                above).

------------------------------------------------------------------------------------------------------------------------

Owners of corporate, sole proprietorship, general            o  Letter of instruction.
partner or association accounts.                             o  Corporate business/organization resolution,
                                                                certified within the past 12 months, or a John
                                                                Hancock Funds business/organization certification
                                                                form.
                                                             o  On the letter and the resolution, the signature of
                                                                the person(s) authorized to sign for the account.
                                                             o  Medallion signature guarantee if applicable (see
                                                                above).

------------------------------------------------------------------------------------------------------------------------

Owners or trustees of retirement plan, pension trust         o  Letter of instruction.
and trust accounts.                                          o  On the letter, the signature(s) of the trustee(s).
                                                             o  Copy of the trust document certified within the past
                                                                12 months or a John Hancock Funds trust
                                                                certification form.
                                                             o  Medallion signature guarantee if applicable (see
                                                                above).

------------------------------------------------------------------------------------------------------------------------

Joint tenancy shareholders with rights of survivorship       o  Letter of instruction signed by surviving tenant.
with a deceased co-tenant(s).                                o  Copy of death certificate.
                                                             o  Medallion signature guarantee if applicable (see above).
                                                             o  Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------

Executors of shareholder estates.                            o  Letter of instruction signed by executor.
                                                             o  Copy of order appointing executor, certified within
                                                                the past 12 months.
                                                             o  Medallion signature guarantee if applicable (see above).
                                                             o  Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------

Administrators, conservators, guardians and other            o  Call 1-888-972-8696 for instructions.
sellers or account types not listed above.
------------------------------------------------------------------------------------------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

                                                                 13 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

14 YOUR ACCOUNT

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


                                                                YOUR ACCOUNT  15

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES
-------------------------------------------------------------------------------
Account statements In general, you will receive account statements as follows:
 o after every transaction (except a dividend reinvestment) that affects your account balance
 o after any changes of name or address of the registered owner(s)
 o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES
Fund securities The funds' portfolio securities disclosure policy can be found in each fund's Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

16 YOUR ACCOUNT

Fund details
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
Each fund's board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the Greater China Opportunities, International and International Classic Value have the power to change these funds' respective investment goals without shareholder approval.


The trustees of Greater China Opportunities Fund have the power to change the fund's policy of investing at least 80% of its assets in companies located in the Greater China region without shareholder approval. Greater China Opportunities Fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees
The management fee paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                           % of net assets
--------------------------------------------------------------------------------
Greater China Opportunities                                         0.00%*
--------------------------------------------------------------------------------
International                                                       0.89%*
--------------------------------------------------------------------------------
*After expense reimbursement.
--------------------------------------------------------------------------------


International Classic Value Fund has not commenced operations as of the date of this prospectus. International Classic Value Fund will pay the investment adviser a management fee at an annual rate of 1.05% of the fund's average daily net assets. With respect to Greater China Opportunities Fund and International Fund, a discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual report to shareholders dated October 31, 2005.


The subadviser MFC Global Investment (U.S.A.) Limited ("MFC Global"), 200 Bloor Street East, Toronto, Ontario, Canada MW4 IES, subadvises Greater China Opportunities Fund. MFC Global is a corporation subject to the laws of Canada and is an indirect wholly owned subsidiary of Manulife Financial Corporation, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and MFC Fund Direct (Hong Kong) Limited, collectively known as Manulife Financal. As of December 31, 2005, MFC Global had total assets under management of approximately $8.72 billion.

Nicholas-Applegate Capital Managment ("Nicholas-Applegate"), 600 West Broadway, San Diego, CA 92101, subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiary of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of December 31, 2005, Nicholas-Applegate had total assets under management of approximately $15.6 billion.


Pzena Investment Management, LLC ("PIM"), 120 West 45th Street, New York, NJ, 10036, subadvises International Classic Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2005, had total assets under management of approximately $16.8 billion.


                                                                FUND DETAILS  17

Pzena International Value Composite performance information The following table presents the past performance of the Pzena International Value Composite (the "Composite"), which consists of an account managed by Pzena Investment Management LLC ("Pzena"), which serves as the subadviser to John Hancock International Classic Value Fund (the "Fund"). The Composite is comprised of all fee paying accounts under discretionary management by Pzena that have investment objectives, policies and strategies substantially similar to those of the Fund. Pzena has prepared and presented the historical performance shown for the Composite in compliance with the Performance Presentation Standards of the CFA Institute (formerly the Association for Investment Management and Research). The CFA Institute has not been involved in the preparation or review of this report. The CFA Institute method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Pzena in managing international portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund's estimated expenses in the Composite would have lowered the Composite's performance results.

The historical performance of the Pzena International composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund's future results. You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund's risks. The Fund has not commence investment operations as of the date of this Prospectus. The Fund's actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not adversely impact the Fund's performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund's fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.

Total returns (gross of fees):
Best quarter: Q4 '04, 14.07%
Worst quarter: Q2 '05, -1.71%

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED DOCUMENT.]


--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------
                       2004             2005
Gross of fees          23.70%           16.92%
Net of fees            22.38%           15.79%


--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------
                                                     Since
                                           1 year    inception*
--------------------------------------------------------------------------------
PIV Composite -- Gross of fees              16.92%    20.25%
--------------------------------------------------------------------------------
PIV Composite -- Net of fees                15.79%    19.05%
--------------------------------------------------------------------------------
MSCI EAFE(R) Index                          13.54%    16.84%
--------------------------------------------------------------------------------

*The Composite's inception date was January 1, 2004.

Index
MSCI EAFE(R) Index -- an unmanaged index of freely traded stocks of foreign companies.


18 FUND DETAILS

MANAGEMENT BIOGRAPHIES
Below is an alphabetical list of the portfolio managers for the John Hancock international funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Linda Ba
----------------------------------
Joined Nicholas-Applegate Capital
 Management in 2003
Associate portfolio manager, Artisan Partners
 (2001-2003)

Pauline Dan, CFA
----------------------------------
Senior portfolio manager, Asia Pacific Equities
 MFC Global Investment Management
 (U.S.A.), Limited
 Joined subadviser in 2004
 Director and portfolio manager,
  I.G. Investment Management
(Hong Kong) Limited (2000-2004)
Began business career in 1991


John P. Goetz
----------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005) of Pzena
 Investment Management, LLC
Director of Research, Pzena Investment
Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

A. Rama Krishna, CFA
----------------------------------
Managing principal and portfolio manager,
Pzena Investment Management, LLC
Joined subadviser in 2003
Chief investment officer and other positions, Citigroup Asset Management (1998-2003)
Began business career in 1987


Seton Lor
----------------------------------
Senior portfolio manager, Asia Pacific Equities
MFC Global Investment Management
(U.S.A.), Limited
Joined subadviser in 2000 Began
business career in 1988


Michael D. Peterson
----------------------------------
Principal (since 2000), director of research
(since 2004) and portfolio manager (since
2001), Pzena Investment Management, LLC
Joined subadviser in 1998
Began business career in 1992


Horacio A. Valeiras
----------------------------------
Managing director and chief investment officer, Nicholas-Applegate Capital Management
Joined subadviser in 2002
Managing director, Morgan Stanley Investment
Management (1996-2002)


                                                                 FUND DETAILS 19

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Greater China Opportunities Fund
Figures audited by PricewaterhouseCoopers LLP.


-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES PERIOD ENDED                                                                                 10-31-05(1)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                          $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                                                        0.03
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                          0.23
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                0.26
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                $10.26
-----------------------------------------------------------------------------------------------------------------------------------
Total return(3),(4) (%)                                                                                         2.60(5)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)                                                                           --(6)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                                     1.45(7)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)                                                         3.96(7)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                                                        0.76(7)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                            28
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Beginning of operations from 6-9-05 through 10-31-05.
 (2) Based on the average of the shares outstanding.
 (3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
 (4) Total return would have been lower had certain expenses not been reduced during the period shown.
 (5) Not annualized.
 (6) Less than $500,000.
 (7) Annualized.
 (8) Does not take into consideration expense reductions during the period shown.

The following return is not audited and is not part of the audited financial highlights presented above: Without the expense reductions, the return for the period ended October 31, 2005, would have been 1.60% for Class I.

20  FUND DETAILS

International Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        10-31-02(1)      10-31-03           10-31-04     10-31-05
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $6.18            $5.12              $6.30        $6.94
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)                                            (0.01)            0.03               0.04         0.04
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                     (1.05)            1.15               0.60         1.33
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           (1.06)            1.18               0.64         1.37
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                        --               --                 --        (0.12)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $5.12            $6.30              $6.94        $8.19
-----------------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                                       (17.15)(4)(5)     23.05(4)           10.16        20.00(4)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       $1               $1                 $1           $1
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                 2.04(6)          1.60               1.17         1.32
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)                     4.09(6)          2.15                 --         1.33
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)            (0.34)(6)         0.58               0.60         0.51
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                       228(8)           216(8)             201          176
-----------------------------------------------------------------------------------------------------------------------------------

(1) Class I shares began operations on 3-1-02.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Excludes merger activity.

The following returns are not audited and are not part of the audited financial highlights presented above: Without the expense reductions, returns for the periods or the years ended October 31, 2002, 2003 and 2005, would have been (18.53%), 22.50% and 19.99% for Class I, respectively.


                                                                FUND DETAILS  21

For More Information
--------------------------------------------------------------------------------
Two documents are available that offer further information on John Hancock international funds:

Annual/Semiannual Report to Shareholders Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC: By mail: Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102 (duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC        KITPN   3/06

[LOGO] John Hancock(R)

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street Boston, MA 02210-2805 www.jhfunds.com

--------------------------------------------------------------------------------
Now available: electronic delivery

www.jhfunds.com/edelivery
--------------------------------------------------------------------------------